Insurance and reinsurance (Tables)	6 Months Ended
Apr. 30, 2024
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Summary of Insurance and Reinsurance Contracts by Measurement Components
Insurance and reinsurance contracts by measurement components
(1)
The following table presents the measurement components of assets and liabilities for insurance contracts issued and reinsurance contracts held by estimates of present value of future cash flows, risk adjustment for non-financial
risk and CSM. These contracts are presented on a portfolio basis such that portfolios of contracts that are in an asset position are presented separately from those that are in a liability position. Financial assets held in support of the insurance and reinsurance contracts are not reflected in this table.

	As at
	April 30, 2024				October 31, 2023
(Millions of Canadian dollars)	Estimates of present value of future cash flows	Risk adjustment for non-financial risk	CSM	Total	Estimates of present value of future cash flows	Risk adjustment for non-financial risk	CSM	Total
Insurance contract assets (2)	$1,929	$(595)	$(549)	$785	$1,790	$(544)	$(565)	$681
Insurance contract liabilities (3)
Insurance contract liabilities for segregated funds	$(3,071)	$(19)	$(71)	$(3,161)	$(2,553)	$(15)	$(64)	$(2,632)
Insurance contract liabilities excluding segregated funds	(13,943)	(1,978)	(2,117)	(18,038)	(11,955)	(2,308)	(2,131)	(16,394)
	$(17,014)	$(1,997)	$(2,188)	$(21,199)	$(14,508)	$(2,323)	$(2,195)	$(19,026)
Reinsurance contract held assets (2), (3)	$391	$538	$731	$1,660	$327	$469	$786	$1,582
Reinsurance contract held liabilities (4)	$(68)	$10	$26	$(32)	$(42)	$6	$18	$(18)
CSM for insurance contracts, net of reinsurance contracts held			$(1,980)				$(1,956)

(1)	Includes contracts measured using the GMM and VFA that have CSM and contracts measured using the PAA in which CSM is not applicable.
(2)	Presented in Other assets.
(3)	Insurance contract liabilities and reinsurance contract held assets primarily relate to balances for remaining coverage for future services on contracts measured using the GMM or VFA.
(4)	Presented in Other liabilities.

Summary of Composition of Insurance Service Result and Insurance Investment Result for Insurance Contracts Issued and Reinsurance Contracts Held
The following table provides the composition of Insurance service result and Insurance investment result for insurance contracts issued and reinsurance contracts held.

	For the three months ended		For the six months ended
(Millions of Canadian dollars)	April 30 2024	April 30 2023 (1)	April 30 2024	April 30 2023 (1)
Insurance service result
Insurance revenue	$1,247	$1,205	$2,452	$2,309
Insurance service expense	(1,000)	(930)	(1,984)	(1,783)
Net income (expense) from reinsurance contracts held	(44)	(50)	(78)	(109)
	$203	$225	$390	$417
Insurance investment result
Net investment income	$86	$144	$2,104	$1,163
Insurance finance income (expense)	(20)	(167)	(1,996)	(1,301)
Reinsurance finance income (expense)	(7)	37	92	79
	$59	$14	$200	$(59)
Insurance service and insurance investment results	$262	$239	$590	$358

(1)	The 2023 amounts may not be fully comparable to the current period as we were not managing our asset and liability portfolios under IFRS 17 and Net investment income was not restated for the reclassifications of certain eligible financial assets. Refer to Note 2 for further details.